Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic taxes:
Current taxes	$ (70)	$ (113)	$ 201
Foreign taxes:
Current taxes	899	879	713
Deferred taxes	(181)	(57)	(132)
Foreign	718	822	581
Taxes on income	$ 648	$ 709	$ 782